Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Unrecorded tax benefit	$ 883,000,000
Federal pre-tax NOL carry forwards	10,300,000,000
Tax benefits of net operating losses	196,000,000
Cumulative loss position prior to 2011	3 years
Percentage of cumulative income related to revenue	0.40%
Current valuation allowances	4,603,000,000	4,137,000,000
Increase (decrease) in current valuation allowances	466,000,000
Unrecognized tax benefits	19,000,000	24,000,000	32,000,000	16,000,000
Unrecognized tax benefits that would impact effective tax rate if recognized	17,000,000
2022
Income Taxes [Line Items]
Net operating loss expiration amount	1,500,000,000
2023
Income Taxes [Line Items]
Net operating loss expiration amount	1,600,000,000
2024
Income Taxes [Line Items]
Net operating loss expiration amount	2,400,000,000
2025
Income Taxes [Line Items]
Net operating loss expiration amount	2,000,000,000
Thereafter
Income Taxes [Line Items]
Net operating loss expiration amount	2,800,000,000
Minimum
Income Taxes [Line Items]
NOL carry forwards expiration period, years	5 years
Maximum
Income Taxes [Line Items]
NOL carry forwards expiration period, years	20 years
United Airlines, Inc.
Income Taxes [Line Items]
Current valuation allowances	4,503,000,000	4,048,000,000
Increase (decrease) in current valuation allowances	$ 455,000,000